Fair Value Measurements - Fair Value Measured on Nonrecurring Basis (Details) - Fair Value, Measurements, Nonrecurring - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Sep. 30, 2016		Sep. 30, 2015		Sep. 30, 2016		Sep. 30, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	$ 42,666		$ 88,183		$ 42,666		$ 88,183
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0		0		0		0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0		0		0		0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	42,666		88,183		42,666		88,183
Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	17,476	[1]	6,735	[2]	17,476	[1]	6,735	[2]
Impaired loans | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0		0		0		0
Impaired loans | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0		0		0		0
Impaired loans | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	17,476		6,735		17,476		6,735
Real estate held for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	25,190	[3]	81,448	[4]	25,190	[3]	81,448	[4]
Real estate held for sale | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0		0		0		0
Real estate held for sale | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0		0		0		0
Real estate held for sale | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	25,190		81,448		25,190		81,448
Changes Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses related to impaired loans and real estate held for sale	(1,477)		(694)		(8,183)		3,508
Changes Measurement | Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses related to impaired loans and real estate held for sale	(474)		(40)		(4,236)		(4,241)
Changes Measurement | Real estate held for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses related to impaired loans and real estate held for sale	$ (1,003)		$ (654)		$ (3,947)		$ 7,749

[1]	The gains (losses) represent remeasurements of collateral-dependent impaired loans.
[2]	The gains (losses) represent remeasurements of collateral-dependent impaired loans.
[3]	The gains (losses) represent aggregate writedowns and charge-offs on real estate owned.
[4]	The gains (losses) represent aggregate writedowns and charge-offs on real estate owned.